Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	Guardion Health Sciences, Inc.
Entity Central Index Key	0001642375
Entity Filer Category	Smaller Reporting Company